UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Global Strategies Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

November 30, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Global Strategies Fund

Contents

Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Portfolio Composition as of November 30, 2016

% of fund's investments
Domestic Equity	23.8%
Emerging Markets Equity	10.8%
International Equity	19.2%
Investment Grade Fixed-Income	26.0%
Commodities and Related Investments	5.2%
Sectors	9.4%
Short-Term and Net Other Assets (Liabilities)	5.6%

% of fund's investments 6 months ago
Domestic Equity	20.9%
Emerging Markets Equity	8.2%
International Equity	20.0%
Investment Grade Fixed-Income	29.9%
Commodities and Related Investments	2.7%
Sectors	9.5%
Short-Term and Net Other Assets (Liabilities)	8.8%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. Refer to the Consolidated Investments for a complete list of the Fund's investments.

Current period Sectors include equity and fixed-income sector funds such as Energy, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)

As of November 30, 2016*
Equities	63.2%
Bonds	26.0%
Short-Term and Other	10.8%

 * Futures - 3.0%

As of May 31, 2016
Equities	58.6%
Bonds	29.9%
Short-Term and Other	11.5%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Consolidated Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.47% 3/2/17 (Cost $249,703)(a)	$250,000	$249,697
	Shares	Value

Equity Funds - 63.2%
China Region Funds - 1.0%
iShares China Large-Cap ETF	45,200	1,699,068
Diversified Emerging Markets Funds - 7.0%
Fidelity Emerging Markets Fund (b)	274,224	6,194,723
Fidelity Pacific Basin Fund (b)	200,683	5,536,848

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,731,571

Europe Stock Funds - 5.9%
Fidelity Europe Fund (b)	222,012	7,361,929
Vanguard FTSE European ETF (c)	57,700	2,649,007

TOTAL EUROPE STOCK FUNDS		10,010,936

Foreign Large Blend Funds - 1.5%
iShares MSCI Israel Capped ETF	54,000	2,525,580
Foreign Large Growth Funds - 4.6%
Fidelity International Capital Appreciation Fund (b)	486,266	7,770,537
Japan Stock Funds - 7.2%
Fidelity Japan Smaller Companies Fund (b)	395,113	5,914,846
WisdomTree Japan Hedged Equity ETF	127,500	6,273,000

TOTAL JAPAN STOCK FUNDS		12,187,846

Large Growth Funds - 6.3%
Fidelity Capital Appreciation Fund (b)	128,894	4,306,348
Fidelity OTC Portfolio (b)	75,220	6,359,887

TOTAL LARGE GROWTH FUNDS		10,666,235

Large Value Funds - 9.3%
Fidelity Value Discovery Fund (b)	338,369	8,543,822
Fidelity Value Strategies Fund (b)	156,411	7,065,077

TOTAL LARGE VALUE FUNDS		15,608,899

Mid-Cap Growth Funds - 5.0%
Fidelity Mid-Cap Stock Fund (b)	239,424	8,384,629
Pacific Asia ex-Japan Stock Funds - 2.8%
iShares MSCI India ETF	63,600	1,712,748
Market Vectors Vietnam ETF (c)	219,200	2,932,896

TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,645,644

Sector Funds - Energy - 3.0%
Global X Uranium ETF (c)	188,700	2,349,315
SPDR Oil & Gas Equipment & Services ETF (c)	129,200	2,739,040

TOTAL SECTOR FUNDS - ENERGY		5,088,355

Sector Funds - Natural Resources - 2.2%
Market Vectors Agribusiness ETF	73,700	3,752,804
Sector Funds - Real Estate - 4.2%
Fidelity Real Estate Income Fund (b)	284,068	3,360,529
iShares Mortgage Real Estate Capped ETF	87,225	3,718,402

TOTAL SECTOR FUNDS - REAL ESTATE		7,078,931

Small Blend Funds - 3.2%
Fidelity Event Driven Opportunities Fund (b)	416,944	5,328,548
TOTAL EQUITY FUNDS
(Cost $106,554,118)		106,479,583

Fixed-Income Funds - 26.0%
Intermediate Government Funds - 15.0%
iShares 3-7 Year Treasury Bond ETF	205,900	25,272,163
Intermediate-Term Bond Funds - 1.7%
PIMCO Dynamic Credit Income Fund (c)	146,785	2,938,636
Long Government Bond Funds - 8.0%
iShares 10-20 Year Treasury Bond ETF (c)	37,800	5,054,994
iShares 20+ Year Treasury Bond ETF (c)	70,482	8,474,756

TOTAL LONG GOVERNMENT BOND FUNDS		13,529,750

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (d)	81,800	2,130,890
TOTAL FIXED-INCOME FUNDS
(Cost $43,221,392)		43,871,439

Other - 5.2%
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (c)(d)	44,500	4,582,610
Exchange - Traded Notes - Agriculture - 2.5%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37)	144,700	4,104,416
TOTAL OTHER
(Cost $9,300,766)		8,687,026

Money Market Funds - 14.5%
Fidelity Cash Central Fund, 0.39% (e)	10,813,909	10,816,072
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32% (b)(f)	188,720	188,720
Fidelity Securities Lending Cash Central Fund 0.48% (e)(g)	13,364,286	13,366,959
TOTAL MONEY MARKET FUNDS
(Cost $24,367,508)		24,371,751
TOTAL INVESTMENT PORTFOLIO - 109.0%
(Cost $183,693,487)		183,659,496
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(15,153,129)
NET ASSETS - 100%		$168,506,367

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
27 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2016	5,018,093	$(80,692)

The face value of futures purchased as a percentage of Net Assets is 3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,697.

 (b) Affiliated Fund

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,102
Fidelity Securities Lending Cash Central Fund	94,186
Total	$108,288

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$4,147,809	$--	$--	$--	$4,306,348
Fidelity Emerging Markets Fund	6,131,652	--	--	--	6,194,723
Fidelity Europe Fund	9,863,279	--	1,690,000	--	7,361,929
Fidelity Event Driven Opportunities Fund	4,699,192	37,230	--	37,230	5,328,548
Fidelity International Capital Appreciation Fund	10,051,336	--	1,800,000	--	7,770,537
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32%	188,434	286	--	286	188,720
Fidelity Japan Smaller Companies Fund	5,638,266	--	--	--	5,914,846
Fidelity Mid-Cap Stock Fund	7,878,962	419,562	--	18,587	8,384,629
Fidelity OTC Portfolio	6,033,430	--	--	--	6,359,887
Fidelity Pacific Basin Fund	5,434,499	--	--	--	5,536,848
Fidelity Real Estate Income Fund	4,902,675	140,305	1,690,000	110,953	3,360,529
Fidelity Value Discovery Fund	8,006,967	46,763	--	46,763	8,543,822
Fidelity Value Strategies Fund	6,775,717	--	--	--	7,065,077
Total	$79,752,218	$644,146	$5,180,000	$213,819	$76,316,443

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$71,979	$4,522,000	$--	$4,154,581

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$106,479,583	$106,479,583	$--	$--
Fixed-Income Funds	43,871,439	43,871,439	--	--
Other	8,687,026	8,687,026	--	--
Money Market Funds	24,371,751	24,371,751	--	--
U.S. Treasury Obligations	249,697	--	249,697	--
Total Investments in Securities:	$183,659,496	$183,409,799	$249,697	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(80,692)	$(80,692)	$--	$--
Total Liabilities	$(80,692)	$(80,692)	$--	$--
Total Derivative Instruments:	$(80,692)	$(80,692)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(80,692)
Total Interest Rate Risk	0	(80,692)
Total Value of Derivatives	$0	$(80,692)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,363,461) — See accompanying schedule: Unaffiliated issuers (cost $83,076,322)	$83,160,022
Fidelity Central Funds (cost $24,178,788)	24,183,031
Affiliated issuers (cost $76,438,377)	76,316,443
Total Investments (cost $183,693,487)		$183,659,496
Cash		1,376
Receivable for investments sold		7,784,953
Receivable for fund shares sold		32,396
Dividends receivable		37,931
Distributions receivable from Fidelity Central Funds		17,559
Other receivables		18,152
Total assets		191,551,863
Liabilities
Payable for investments purchased	$9,324,120
Payable for fund shares redeemed	220,618
Accrued management fee	56,454
Distribution and service plan fees payable	34,737
Payable for daily variation margin for derivative instruments	48,075
Other payables and accrued expenses	42
Collateral on securities loaned, at value	13,361,450
Total liabilities		23,045,496
Net Assets		$168,506,367
Net Assets consist of:
Paid in capital		$166,377,265
Undistributed net investment income		755,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,488,375
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(114,692)
Net Assets		$168,506,367
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,403,872 ÷ 3,136,406 shares)		$8.74
Maximum offering price per share (100/94.25 of $8.74)		$9.27
Class T:
Net Asset Value and redemption price per share ($18,016,995 ÷ 2,070,879 shares)		$8.70
Maximum offering price per share (100/96.50 of $8.70)		$9.02
Class C:
Net Asset Value and offering price per share ($25,639,952 ÷ 2,991,097 shares)(a)		$8.57
Global Strategies:
Net Asset Value, offering price and redemption price per share ($81,432,131 ÷ 9,280,188 shares)		$8.77
Class I:
Net Asset Value, offering price and redemption price per share ($16,013,417 ÷ 1,824,590 shares)		$8.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$972,300
Affiliated issuers		213,819
Interest		4,142
Income from Fidelity Central Funds (including $94,186 from security lending)		108,288
Total income		1,298,549
Expenses
Management fee	$445,596
Distribution and service plan fees	219,045
Custodian fees and expenses	68
Independent trustees' fees and expenses	393
Subsidiary directors' fees	7,600
Miscellaneous	162
Total expenses before reductions	672,864
Expense reductions	(136,280)	536,584
Net investment income (loss)		761,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,257,541
Fidelity Central Funds	5,307
Affiliated issuers	(294,676)
Foreign currency transactions	67
Realized gain distributions from underlying funds:
Affiliated issuers	430,326
Total net realized gain (loss)		2,398,565
Change in net unrealized appreciation (depreciation) on: Investment securities	146,341
Assets and liabilities in foreign currencies	(9)
Futures contracts	(80,692)
Total change in net unrealized appreciation (depreciation)		65,640
Net gain (loss)		2,464,205
Net increase (decrease) in net assets resulting from operations		$3,226,170

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$761,965	$2,493,827
Net realized gain (loss)	2,398,565	(193,229)
Change in net unrealized appreciation (depreciation)	65,640	(7,212,902)
Net increase (decrease) in net assets resulting from operations	3,226,170	(4,912,304)
Distributions to shareholders from net investment income	(240,579)	(2,676,173)
Distributions to shareholders from net realized gain	(256,893)	(2,429,809)
Total distributions	(497,472)	(5,105,982)
Share transactions - net increase (decrease)	(14,457,325)	(38,022,241)
Total increase (decrease) in net assets	(11,728,627)	(48,040,527)
Net Assets
Beginning of period	180,234,994	228,275,521
End of period	$168,506,367	$180,234,994
Other Information
Undistributed net investment income end of period	$755,419	$234,033

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class A

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.98	$9.85	$9.54	$9.01	$9.98
Income from Investment Operations
Net investment income (loss)A	.04	.11	.18	.14	.16	.15
Net realized and unrealized gain (loss)	.11	(.26)	.12	.68	.73	(.68)
Total from investment operations	.15	(.15)	.30	.82	.89	(.53)
Distributions from net investment income	(.01)	(.12)	(.16)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.02)B	(.22)	(1.17)	(.51)	(.36)C	(.44)
Net asset value, end of period	$8.74	$8.61	$8.98	$9.85	$9.54	$9.01
Total ReturnD,E,F	1.79%	(1.69)%	3.34%	8.84%	10.12%	(5.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.76%	.76%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.66%I	.66%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.61%I	.63%	.65%	.64%	.64%	.64%
Net investment income (loss)	.86%I	1.28%	1.93%	1.48%	1.75%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$27,404	$29,638	$35,264	$54,726	$68,155	$56,127
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.02 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class T

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.57	$8.94	$9.82	$9.51	$8.98	$9.95
Income from Investment Operations
Net investment income (loss)A	.03	.09	.16	.12	.14	.12
Net realized and unrealized gain (loss)	.11	(.27)	.10	.68	.73	(.67)
Total from investment operations	.14	(.18)	.26	.80	.87	(.55)
Distributions from net investment income	–	(.09)	(.14)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.01)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.01)	(.19)	(1.14)B	(.49)	(.34)	(.42)
Net asset value, end of period	$8.70	$8.57	$8.94	$9.82	$9.51	$8.98
Total ReturnC,D,E	1.68%	(1.96)%	2.99%	8.58%	9.89%	(5.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%	1.01%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	.91%H	.91%	.91%	.90%	.90%	.90%
Expenses net of all reductions	.86%H	.88%	.90%	.90%	.89%	.89%
Net investment income (loss)	.61%H	1.03%	1.68%	1.22%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$18,017	$19,319	$24,873	$30,647	$34,345	$29,412
Portfolio turnover rateI	53%H	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class C

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$8.83	$9.71	$9.41	$8.88	$9.85
Income from Investment Operations
Net investment income (loss)A	–B	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	.11	(.25)	.11	.67	.73	(.67)
Total from investment operations	.11	(.21)	.22	.74	.82	(.59)
Distributions from net investment income	–	(.06)	(.10)	(.08)	(.10)	(.09)
Distributions from net realized gain	–	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	–	(.16)	(1.10)C	(.44)	(.29)	(.38)
Net asset value, end of period	$8.57	$8.46	$8.83	$9.71	$9.41	$8.88
Total ReturnD,E,F	1.30%	(2.40)%	2.56%	8.00%	9.41%	(6.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.41%I	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36%I	1.38%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.11%I	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$25,640	$27,630	$35,033	$46,387	$53,701	$51,079
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$9.02	$9.90	$9.58	$9.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	.11	(.27)	.12	.69	.73	(.68)
Total from investment operations	.16	(.14)	.32	.86	.92	(.51)
Distributions from net investment income	(.02)	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.03)B	(.24)	(1.20)	(.54)	(.38)C	(.47)D
Net asset value, end of period	$8.77	$8.64	$9.02	$9.90	$9.58	$9.04
Total ReturnE,F	1.89%	(1.53)%	3.54%	9.19%	10.47%	(5.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%I	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.36%I	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.11%I	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$81,432	$87,665	$112,384	$164,709	$218,290	$213,526
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class I

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$9.02	$9.90	$9.58	$9.05	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	.11	(.26)	.12	.69	.72	(.67)
Total from investment operations	.16	(.13)	.32	.86	.91	(.50)
Distributions from net investment income	(.02)	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.03)B	(.24)	(1.20)	(.54)	(.38)C	(.47)D
Net asset value, end of period	$8.78	$8.65	$9.02	$9.90	$9.58	$9.05
Total ReturnE,F	1.88%	(1.42)%	3.54%	9.18%	10.35%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%I	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.36%I	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.11%I	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,013	$14,917	$18,915	$21,893	$46,363	$24,541
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds") and unaffiliated exchange-traded notes (ETNs). The Fund offers Class A, Class T, Class C, Global Strategies and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Consolidated Financial Statements are for the period June 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the"Subsidiary"). As of period end, the Fund held an investment of $4,154,581 in the Subsidiary, representing 2.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs and ETNs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$5,943,111
Gross unrealized depreciation	(7,529,374)
Net unrealized appreciation (depreciation) on securities	$(1,586,263)
Tax cost	$185,247,289

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(826,894)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(80,692) related to its investment in futures contracts. This amount is included in the Consolidated Statement of Operations.

6. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $43,896,782 and $51,305,465, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$36,530	$–
Class T	.25%	.25%	47,234	–
Class B	.75%	.25%	673	520
Class C	.75%	.25%	134,608	6,719
			$219,045	$7,239

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,220
Class T	826
Class B(a)	–
Class C(a)	859
$3,905

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

8. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $162 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2017. During the period, this waiver reduced the Fund's management fee by $88,319.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $4,728.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,910 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses fee by $3,323.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Class A	$30,504	$418,685
Class T	–	237,731
Class B	–	8,048
Class C	–	205,278
Global Strategies	178,044	1,552,580
Class I	32,031	253,851
Total	$240,579	$2,676,173
From net realized gain
Class A	$50,841	$377,414
Class T	30,990	268,094
Class B	–	18,418
Class C	–	383,852
Global Strategies	148,369	1,185,795
Class I	26,693	196,236
Total	$256,893	$2,429,809

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Class A
Shares sold	209,561	448,653	$1,807,983	$3,831,492
Reinvestment of distributions	9,260	91,543	80,935	785,451
Shares redeemed	(524,674)	(1,025,674)	(4,587,124)	(8,700,259)
Net increase (decrease)	(305,853)	(485,478)	$(2,698,206)	$(4,083,316)
Class T
Shares sold	54,805	155,178	$476,332	$1,314,038
Reinvestment of distributions	3,481	57,864	30,357	495,220
Shares redeemed	(240,508)	(741,953)	(2,101,414)	(6,299,862)
Net increase (decrease)	(182,222)	(528,911)	$(1,594,725)	$(4,490,604)
Class B
Shares sold	–	3,637	$–	$31,576
Reinvestment of distributions	–	3,069	–	26,337
Shares redeemed	(124,562)	(84,521)	(1,055,323)	(717,580)
Net increase (decrease)	(124,562)	(77,815)	$(1,055,323)	$(659,667)
Class C
Shares sold	70,129	215,235	$604,606	$1,790,225
Reinvestment of distributions	–	68,260	–	578,013
Shares redeemed	(346,611)	(985,388)	(2,995,137)	(8,198,310)
Net increase (decrease)	(276,482)	(701,893)	$(2,390,531)	$(5,830,072)
Global Strategies
Shares sold	261,453	671,937	$2,311,679	$5,681,174
Reinvestment of distributions	34,752	299,281	304,779	2,577,381
Shares redeemed	(1,156,649)	(3,296,406)	(10,208,756)	(28,049,511)
Net increase (decrease)	(860,444)	(2,325,188)	$(7,592,298)	$(19,790,956)
Class I
Shares sold	293,268	382,735	$2,584,081	$3,269,687
Reinvestment of distributions	6,491	48,677	56,994	419,200
Shares redeemed	(200,371)	(803,945)	(1,767,317)	(6,856,513)
Net increase (decrease)	99,388	(372,533)	$873,758	$(3,167,626)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Class A	.66%
Actual		$1,000.00	$1,017.90	$3.34
Hypothetical-C		$1,000.00	$1,021.76	$3.35
Class T	.91%
Actual		$1,000.00	$1,016.80	$4.60
Hypothetical-C		$1,000.00	$1,020.51	$4.61
Class C	1.41%
Actual		$1,000.00	$1,013.00	$7.12
Hypothetical-C		$1,000.00	$1,018.00	$7.13
Global Strategies	.41%
Actual		$1,000.00	$1,018.90	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class I	.41%
Actual		$1,000.00	$1,018.80	$2.07
Hypothetical-C		$1,000.00	$1,023.01	$2.08

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that, in 2013, Fidelity began comparing the fund's management fee and total expenses to a different Total Mapped Group than in 2012, which accounts for the significant change in TMG % from 2012 to 2013.

Furthermore, the Board considered that FMRC has contractually agreed to waive 0.10% of the fund's management fee through July 31, 2017.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the fund does not pay a management fee with a group fee component, it indirectly bears a portion of the management fees paid by the Fidelity funds in which it invests, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADYS-SANN-0117
1.852693.108

Fidelity® Global Strategies Fund Semi-Annual Report November 30, 2016

Contents

Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Portfolio Composition as of November 30, 2016

% of fund's investments
Domestic Equity	23.8%
Emerging Markets Equity	10.8%
International Equity	19.2%
Investment Grade Fixed-Income	26.0%
Commodities and Related Investments	5.2%
Sectors	9.4%
Short-Term and Net Other Assets (Liabilities)	5.6%

% of fund's investments 6 months ago
Domestic Equity	20.9%
Emerging Markets Equity	8.2%
International Equity	20.0%
Investment Grade Fixed-Income	29.9%
Commodities and Related Investments	2.7%
Sectors	9.5%
Short-Term and Net Other Assets (Liabilities)	8.8%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. Refer to the Consolidated Investments for a complete list of the Fund's investments.

Current period Sectors include equity and fixed-income sector funds such as Energy, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)

As of November 30, 2016*
Equities	63.2%
Bonds	26.0%
Short-Term and Other	10.8%

 * Futures - 3.0%

As of May 31, 2016
Equities	58.6%
Bonds	29.9%
Short-Term and Other	11.5%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Consolidated Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.47% 3/2/17 (Cost $249,703)(a)	$250,000	$249,697
	Shares	Value

Equity Funds - 63.2%
China Region Funds - 1.0%
iShares China Large-Cap ETF	45,200	1,699,068
Diversified Emerging Markets Funds - 7.0%
Fidelity Emerging Markets Fund (b)	274,224	6,194,723
Fidelity Pacific Basin Fund (b)	200,683	5,536,848

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,731,571

Europe Stock Funds - 5.9%
Fidelity Europe Fund (b)	222,012	7,361,929
Vanguard FTSE European ETF (c)	57,700	2,649,007

TOTAL EUROPE STOCK FUNDS		10,010,936

Foreign Large Blend Funds - 1.5%
iShares MSCI Israel Capped ETF	54,000	2,525,580
Foreign Large Growth Funds - 4.6%
Fidelity International Capital Appreciation Fund (b)	486,266	7,770,537
Japan Stock Funds - 7.2%
Fidelity Japan Smaller Companies Fund (b)	395,113	5,914,846
WisdomTree Japan Hedged Equity ETF	127,500	6,273,000

TOTAL JAPAN STOCK FUNDS		12,187,846

Large Growth Funds - 6.3%
Fidelity Capital Appreciation Fund (b)	128,894	4,306,348
Fidelity OTC Portfolio (b)	75,220	6,359,887

TOTAL LARGE GROWTH FUNDS		10,666,235

Large Value Funds - 9.3%
Fidelity Value Discovery Fund (b)	338,369	8,543,822
Fidelity Value Strategies Fund (b)	156,411	7,065,077

TOTAL LARGE VALUE FUNDS		15,608,899

Mid-Cap Growth Funds - 5.0%
Fidelity Mid-Cap Stock Fund (b)	239,424	8,384,629
Pacific Asia ex-Japan Stock Funds - 2.8%
iShares MSCI India ETF	63,600	1,712,748
Market Vectors Vietnam ETF (c)	219,200	2,932,896

TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,645,644

Sector Funds - Energy - 3.0%
Global X Uranium ETF (c)	188,700	2,349,315
SPDR Oil & Gas Equipment & Services ETF (c)	129,200	2,739,040

TOTAL SECTOR FUNDS - ENERGY		5,088,355

Sector Funds - Natural Resources - 2.2%
Market Vectors Agribusiness ETF	73,700	3,752,804
Sector Funds - Real Estate - 4.2%
Fidelity Real Estate Income Fund (b)	284,068	3,360,529
iShares Mortgage Real Estate Capped ETF	87,225	3,718,402

TOTAL SECTOR FUNDS - REAL ESTATE		7,078,931

Small Blend Funds - 3.2%
Fidelity Event Driven Opportunities Fund (b)	416,944	5,328,548
TOTAL EQUITY FUNDS
(Cost $106,554,118)		106,479,583

Fixed-Income Funds - 26.0%
Intermediate Government Funds - 15.0%
iShares 3-7 Year Treasury Bond ETF	205,900	25,272,163
Intermediate-Term Bond Funds - 1.7%
PIMCO Dynamic Credit Income Fund (c)	146,785	2,938,636
Long Government Bond Funds - 8.0%
iShares 10-20 Year Treasury Bond ETF (c)	37,800	5,054,994
iShares 20+ Year Treasury Bond ETF (c)	70,482	8,474,756

TOTAL LONG GOVERNMENT BOND FUNDS		13,529,750

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (d)	81,800	2,130,890
TOTAL FIXED-INCOME FUNDS
(Cost $43,221,392)		43,871,439

Other - 5.2%
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (c)(d)	44,500	4,582,610
Exchange - Traded Notes - Agriculture - 2.5%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37)	144,700	4,104,416
TOTAL OTHER
(Cost $9,300,766)		8,687,026

Money Market Funds - 14.5%
Fidelity Cash Central Fund, 0.39% (e)	10,813,909	10,816,072
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32% (b)(f)	188,720	188,720
Fidelity Securities Lending Cash Central Fund 0.48% (e)(g)	13,364,286	13,366,959
TOTAL MONEY MARKET FUNDS
(Cost $24,367,508)		24,371,751
TOTAL INVESTMENT PORTFOLIO - 109.0%
(Cost $183,693,487)		183,659,496
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(15,153,129)
NET ASSETS - 100%		$168,506,367

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
27 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2016	5,018,093	$(80,692)

The face value of futures purchased as a percentage of Net Assets is 3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,697.

 (b) Affiliated Fund

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,102
Fidelity Securities Lending Cash Central Fund	94,186
Total	$108,288

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$4,147,809	$--	$--	$--	$4,306,348
Fidelity Emerging Markets Fund	6,131,652	--	--	--	6,194,723
Fidelity Europe Fund	9,863,279	--	1,690,000	--	7,361,929
Fidelity Event Driven Opportunities Fund	4,699,192	37,230	--	37,230	5,328,548
Fidelity International Capital Appreciation Fund	10,051,336	--	1,800,000	--	7,770,537
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32%	188,434	286	--	286	188,720
Fidelity Japan Smaller Companies Fund	5,638,266	--	--	--	5,914,846
Fidelity Mid-Cap Stock Fund	7,878,962	419,562	--	18,587	8,384,629
Fidelity OTC Portfolio	6,033,430	--	--	--	6,359,887
Fidelity Pacific Basin Fund	5,434,499	--	--	--	5,536,848
Fidelity Real Estate Income Fund	4,902,675	140,305	1,690,000	110,953	3,360,529
Fidelity Value Discovery Fund	8,006,967	46,763	--	46,763	8,543,822
Fidelity Value Strategies Fund	6,775,717	--	--	--	7,065,077
Total	$79,752,218	$644,146	$5,180,000	$213,819	$76,316,443

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$71,979	$4,522,000	$--	$4,154,581

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$106,479,583	$106,479,583	$--	$--
Fixed-Income Funds	43,871,439	43,871,439	--	--
Other	8,687,026	8,687,026	--	--
Money Market Funds	24,371,751	24,371,751	--	--
U.S. Treasury Obligations	249,697	--	249,697	--
Total Investments in Securities:	$183,659,496	$183,409,799	$249,697	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(80,692)	$(80,692)	$--	$--
Total Liabilities	$(80,692)	$(80,692)	$--	$--
Total Derivative Instruments:	$(80,692)	$(80,692)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(80,692)
Total Interest Rate Risk	0	(80,692)
Total Value of Derivatives	$0	$(80,692)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,363,461) — See accompanying schedule: Unaffiliated issuers (cost $83,076,322)	$83,160,022
Fidelity Central Funds (cost $24,178,788)	24,183,031
Affiliated issuers (cost $76,438,377)	76,316,443
Total Investments (cost $183,693,487)		$183,659,496
Cash		1,376
Receivable for investments sold		7,784,953
Receivable for fund shares sold		32,396
Dividends receivable		37,931
Distributions receivable from Fidelity Central Funds		17,559
Other receivables		18,152
Total assets		191,551,863
Liabilities
Payable for investments purchased	$9,324,120
Payable for fund shares redeemed	220,618
Accrued management fee	56,454
Distribution and service plan fees payable	34,737
Payable for daily variation margin for derivative instruments	48,075
Other payables and accrued expenses	42
Collateral on securities loaned, at value	13,361,450
Total liabilities		23,045,496
Net Assets		$168,506,367
Net Assets consist of:
Paid in capital		$166,377,265
Undistributed net investment income		755,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,488,375
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(114,692)
Net Assets		$168,506,367
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,403,872 ÷ 3,136,406 shares)		$8.74
Maximum offering price per share (100/94.25 of $8.74)		$9.27
Class T:
Net Asset Value and redemption price per share ($18,016,995 ÷ 2,070,879 shares)		$8.70
Maximum offering price per share (100/96.50 of $8.70)		$9.02
Class C:
Net Asset Value and offering price per share ($25,639,952 ÷ 2,991,097 shares)(a)		$8.57
Global Strategies:
Net Asset Value, offering price and redemption price per share ($81,432,131 ÷ 9,280,188 shares)		$8.77
Class I:
Net Asset Value, offering price and redemption price per share ($16,013,417 ÷ 1,824,590 shares)		$8.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$972,300
Affiliated issuers		213,819
Interest		4,142
Income from Fidelity Central Funds (including $94,186 from security lending)		108,288
Total income		1,298,549
Expenses
Management fee	$445,596
Distribution and service plan fees	219,045
Custodian fees and expenses	68
Independent trustees' fees and expenses	393
Subsidiary directors' fees	7,600
Miscellaneous	162
Total expenses before reductions	672,864
Expense reductions	(136,280)	536,584
Net investment income (loss)		761,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,257,541
Fidelity Central Funds	5,307
Affiliated issuers	(294,676)
Foreign currency transactions	67
Realized gain distributions from underlying funds:
Affiliated issuers	430,326
Total net realized gain (loss)		2,398,565
Change in net unrealized appreciation (depreciation) on: Investment securities	146,341
Assets and liabilities in foreign currencies	(9)
Futures contracts	(80,692)
Total change in net unrealized appreciation (depreciation)		65,640
Net gain (loss)		2,464,205
Net increase (decrease) in net assets resulting from operations		$3,226,170

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$761,965	$2,493,827
Net realized gain (loss)	2,398,565	(193,229)
Change in net unrealized appreciation (depreciation)	65,640	(7,212,902)
Net increase (decrease) in net assets resulting from operations	3,226,170	(4,912,304)
Distributions to shareholders from net investment income	(240,579)	(2,676,173)
Distributions to shareholders from net realized gain	(256,893)	(2,429,809)
Total distributions	(497,472)	(5,105,982)
Share transactions - net increase (decrease)	(14,457,325)	(38,022,241)
Total increase (decrease) in net assets	(11,728,627)	(48,040,527)
Net Assets
Beginning of period	180,234,994	228,275,521
End of period	$168,506,367	$180,234,994
Other Information
Undistributed net investment income end of period	$755,419	$234,033

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class A

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.98	$9.85	$9.54	$9.01	$9.98
Income from Investment Operations
Net investment income (loss)A	.04	.11	.18	.14	.16	.15
Net realized and unrealized gain (loss)	.11	(.26)	.12	.68	.73	(.68)
Total from investment operations	.15	(.15)	.30	.82	.89	(.53)
Distributions from net investment income	(.01)	(.12)	(.16)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.02)B	(.22)	(1.17)	(.51)	(.36)C	(.44)
Net asset value, end of period	$8.74	$8.61	$8.98	$9.85	$9.54	$9.01
Total ReturnD,E,F	1.79%	(1.69)%	3.34%	8.84%	10.12%	(5.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.76%	.76%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.66%I	.66%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.61%I	.63%	.65%	.64%	.64%	.64%
Net investment income (loss)	.86%I	1.28%	1.93%	1.48%	1.75%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$27,404	$29,638	$35,264	$54,726	$68,155	$56,127
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.02 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class T

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.57	$8.94	$9.82	$9.51	$8.98	$9.95
Income from Investment Operations
Net investment income (loss)A	.03	.09	.16	.12	.14	.12
Net realized and unrealized gain (loss)	.11	(.27)	.10	.68	.73	(.67)
Total from investment operations	.14	(.18)	.26	.80	.87	(.55)
Distributions from net investment income	–	(.09)	(.14)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.01)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.01)	(.19)	(1.14)B	(.49)	(.34)	(.42)
Net asset value, end of period	$8.70	$8.57	$8.94	$9.82	$9.51	$8.98
Total ReturnC,D,E	1.68%	(1.96)%	2.99%	8.58%	9.89%	(5.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%	1.01%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	.91%H	.91%	.91%	.90%	.90%	.90%
Expenses net of all reductions	.86%H	.88%	.90%	.90%	.89%	.89%
Net investment income (loss)	.61%H	1.03%	1.68%	1.22%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$18,017	$19,319	$24,873	$30,647	$34,345	$29,412
Portfolio turnover rateI	53%H	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class C

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$8.83	$9.71	$9.41	$8.88	$9.85
Income from Investment Operations
Net investment income (loss)A	–B	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	.11	(.25)	.11	.67	.73	(.67)
Total from investment operations	.11	(.21)	.22	.74	.82	(.59)
Distributions from net investment income	–	(.06)	(.10)	(.08)	(.10)	(.09)
Distributions from net realized gain	–	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	–	(.16)	(1.10)C	(.44)	(.29)	(.38)
Net asset value, end of period	$8.57	$8.46	$8.83	$9.71	$9.41	$8.88
Total ReturnD,E,F	1.30%	(2.40)%	2.56%	8.00%	9.41%	(6.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.41%I	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36%I	1.38%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.11%I	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$25,640	$27,630	$35,033	$46,387	$53,701	$51,079
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$9.02	$9.90	$9.58	$9.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	.11	(.27)	.12	.69	.73	(.68)
Total from investment operations	.16	(.14)	.32	.86	.92	(.51)
Distributions from net investment income	(.02)	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.03)B	(.24)	(1.20)	(.54)	(.38)C	(.47)D
Net asset value, end of period	$8.77	$8.64	$9.02	$9.90	$9.58	$9.04
Total ReturnE,F	1.89%	(1.53)%	3.54%	9.19%	10.47%	(5.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%I	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.36%I	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.11%I	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$81,432	$87,665	$112,384	$164,709	$218,290	$213,526
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class I

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$9.02	$9.90	$9.58	$9.05	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	.11	(.26)	.12	.69	.72	(.67)
Total from investment operations	.16	(.13)	.32	.86	.91	(.50)
Distributions from net investment income	(.02)	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.02)	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.03)B	(.24)	(1.20)	(.54)	(.38)C	(.47)D
Net asset value, end of period	$8.78	$8.65	$9.02	$9.90	$9.58	$9.05
Total ReturnE,F	1.88%	(1.42)%	3.54%	9.18%	10.35%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%I	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.36%I	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.11%I	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,013	$14,917	$18,915	$21,893	$46,363	$24,541
Portfolio turnover rateJ	53%I	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds") and unaffiliated exchange-traded notes (ETNs). The Fund offers Class A, Class T, Class C, Global Strategies and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Consolidated Financial Statements are for the period June 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the"Subsidiary"). As of period end, the Fund held an investment of $4,154,581 in the Subsidiary, representing 2.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs and ETNs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$5,943,111
Gross unrealized depreciation	(7,529,374)
Net unrealized appreciation (depreciation) on securities	$(1,586,263)
Tax cost	$185,247,289

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(826,894)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(80,692) related to its investment in futures contracts. This amount is included in the Consolidated Statement of Operations.

6. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $43,896,782 and $51,305,465, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$36,530	$–
Class T	.25%	.25%	47,234	–
Class B	.75%	.25%	673	520
Class C	.75%	.25%	134,608	6,719
			$219,045	$7,239

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,220
Class T	826
Class B(a)	–
Class C(a)	859
$3,905

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

8. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $162 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2017. During the period, this waiver reduced the Fund's management fee by $88,319.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $4,728.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,910 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses fee by $3,323.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Class A	$30,504	$418,685
Class T	–	237,731
Class B	–	8,048
Class C	–	205,278
Global Strategies	178,044	1,552,580
Class I	32,031	253,851
Total	$240,579	$2,676,173
From net realized gain
Class A	$50,841	$377,414
Class T	30,990	268,094
Class B	–	18,418
Class C	–	383,852
Global Strategies	148,369	1,185,795
Class I	26,693	196,236
Total	$256,893	$2,429,809

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Class A
Shares sold	209,561	448,653	$1,807,983	$3,831,492
Reinvestment of distributions	9,260	91,543	80,935	785,451
Shares redeemed	(524,674)	(1,025,674)	(4,587,124)	(8,700,259)
Net increase (decrease)	(305,853)	(485,478)	$(2,698,206)	$(4,083,316)
Class T
Shares sold	54,805	155,178	$476,332	$1,314,038
Reinvestment of distributions	3,481	57,864	30,357	495,220
Shares redeemed	(240,508)	(741,953)	(2,101,414)	(6,299,862)
Net increase (decrease)	(182,222)	(528,911)	$(1,594,725)	$(4,490,604)
Class B
Shares sold	–	3,637	$–	$31,576
Reinvestment of distributions	–	3,069	–	26,337
Shares redeemed	(124,562)	(84,521)	(1,055,323)	(717,580)
Net increase (decrease)	(124,562)	(77,815)	$(1,055,323)	$(659,667)
Class C
Shares sold	70,129	215,235	$604,606	$1,790,225
Reinvestment of distributions	–	68,260	–	578,013
Shares redeemed	(346,611)	(985,388)	(2,995,137)	(8,198,310)
Net increase (decrease)	(276,482)	(701,893)	$(2,390,531)	$(5,830,072)
Global Strategies
Shares sold	261,453	671,937	$2,311,679	$5,681,174
Reinvestment of distributions	34,752	299,281	304,779	2,577,381
Shares redeemed	(1,156,649)	(3,296,406)	(10,208,756)	(28,049,511)
Net increase (decrease)	(860,444)	(2,325,188)	$(7,592,298)	$(19,790,956)
Class I
Shares sold	293,268	382,735	$2,584,081	$3,269,687
Reinvestment of distributions	6,491	48,677	56,994	419,200
Shares redeemed	(200,371)	(803,945)	(1,767,317)	(6,856,513)
Net increase (decrease)	99,388	(372,533)	$873,758	$(3,167,626)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Class A	.66%
Actual		$1,000.00	$1,017.90	$3.34
Hypothetical-C		$1,000.00	$1,021.76	$3.35
Class T	.91%
Actual		$1,000.00	$1,016.80	$4.60
Hypothetical-C		$1,000.00	$1,020.51	$4.61
Class C	1.41%
Actual		$1,000.00	$1,013.00	$7.12
Hypothetical-C		$1,000.00	$1,018.00	$7.13
Global Strategies	.41%
Actual		$1,000.00	$1,018.90	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class I	.41%
Actual		$1,000.00	$1,018.80	$2.07
Hypothetical-C		$1,000.00	$1,023.01	$2.08

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that, in 2013, Fidelity began comparing the fund's management fee and total expenses to a different Total Mapped Group than in 2012, which accounts for the significant change in TMG % from 2012 to 2013.

Furthermore, the Board considered that FMRC has contractually agreed to waive 0.10% of the fund's management fee through July 31, 2017.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the fund does not pay a management fee with a group fee component, it indirectly bears a portion of the management fees paid by the Fidelity funds in which it invests, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 24, 2017